COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Millions	1 Months Ended
	Aug. 31, 2022	Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
Net uncertain tax positions		$ 34.6
Tax benefit for net uncertain tax positions		$ 2.7
EUR term loans 2023
COMMITMENTS AND CONTINGENCIES
Interest rate		8.10%
EUR term loans 2024
COMMITMENTS AND CONTINGENCIES
Interest rate		8.40%
EUR term loans 2025
COMMITMENTS AND CONTINGENCIES
Interest rate		7.80%
EUR term loans 2026
COMMITMENTS AND CONTINGENCIES
Interest rate		7.90%
USD term loans 2023
COMMITMENTS AND CONTINGENCIES
Interest rate		9.40%
USD term loans 2024
COMMITMENTS AND CONTINGENCIES
Interest rate		8.60%
USD term loans 2025
COMMITMENTS AND CONTINGENCIES
Interest rate		7.80%
USD term loans 2026
COMMITMENTS AND CONTINGENCIES
Interest rate		7.70%
USD Term Loans
COMMITMENTS AND CONTINGENCIES
Quarterly installments	$ 2.6